Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Reserve of exchange differences on translation [member]	Reserve of change in value of time value of options [member]	Reserve of equity component of convertible instruments [member]	Retained earnings [member]	Total
Balance at Jun. 30, 2022	$ 45,038,037	$ 143,780	$ 5,021,974	$ 140,721	$ (45,227,027)	$ 5,117,485
IfrsStatementLineItems [Line Items]
Loss for the year					(3,891,586)	(3,891,586)
Exchange difference on translation of foreign operations		(23,010)				(23,010)
Total comprehensive income/(loss) for the year		(23,010)			(3,891,586)	(3,914,596)
Issue of ordinary shares	3,295,822					3,295,822
Share issue transaction costs	(403,373)					(403,373)
Issue of performance rights			866,105		28,514	894,619
Transfer to accumulated losses on historical expiry of share options			(3,603,916)		3,603,916
Transfer to accumulated losses on historical conversion of notes				(140,721)	140,721
Balance at Jun. 30, 2023	47,930,486	120,770	2,284,163		(45,345,462)	4,989,957
IfrsStatementLineItems [Line Items]
Loss for the year					(1,941,033)	(1,941,033)
Exchange difference on translation of foreign operations		3,023				3,023
Total comprehensive income/(loss) for the year		3,023			(1,941,033)	(1,938,010)
Issue of ordinary shares	769,936					769,936
Share issue transaction costs	(111,534)					(111,534)
Issue of performance rights			595,484			595,484
Share based payments			53,333			53,333
Expiry of performance rights			(1,047,436)			(1,047,436)
Transfer to accumulated losses on expiry of performance rights			(131,094)		131,094
Balance at Jun. 30, 2024	48,588,888	123,793	1,754,450		(47,155,401)	3,311,730
IfrsStatementLineItems [Line Items]
Loss for the year					(4,314,231)	(4,314,231)
Exchange difference on translation of foreign operations		(10,604)				(10,604)
Total comprehensive income/(loss) for the year		(10,604)			(4,314,231)	(4,324,835)
Share issue transaction costs	(172,459)
Transfer to accumulated losses on expiry of performance rights			(1,337,835)		1,337,835
Share issue, At The Marketing Offering	3,259,448					3,259,448
Share issue transaction costs	(172,459)					(172,459)
Share issue, debt extinguishment	1,106,260					1,106,260
Share issue, share restitution	316,287					316,287
Share based payments, director fees	102,673		(1,667)			101,006
Share based payments, asset acquisition			228,240			228,240
Balance at Jun. 30, 2025	$ 53,201,097	$ 113,189	$ 643,188		$ (50,131,797)	$ 3,825,677